Pension and Postretirement Benefit Plans - Plan Amount Narrative (Details) - Qualified and Non-Pension Benefits	Dec. 31, 2021 standardPlan country
Benefit Plan Information
Company-sponsored retirement plans, minimum number of worldwide plans | standardPlan	75
Company-sponsored retirement plans, number of countries | country	28